Schedule of Accounts Receivable Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Receivables [Abstract]
Accounts receivable	$ 4,569,173	$ 1,706,344
Less: allowance for credit loss	(346,191)	(62,776)	$ (107,327)
Accounts receivable, net	$ 4,222,982	$ 1,643,568